Stock-Based Compensation (Tables)	12 Months Ended
Sep. 30, 2013
Stock-Based Compensation [Abstract]
Schedule Of Stock-Based Compensation Weighted Average Assumptions Used To Value Stock Option Grants

	September 30,
	2013	2012	2011
Risk-free interest rate	0.4%	0.5%	1.3%
Expected life (years)	3	4	5
Expected volatility	23%	24%	25%
Dividend yield	2.5%	2.5%	8.1%
Estimated forfeitures	12.0%	4.5%	12.9%

Summary Of Option Activity

	2013		2012		2011
		Weighted		Weighted		Weighted
		Average		Average		Average
	Number	Exercise	Number	Exercise	Number	Exercise
	of Options	Price	of Options	Price	of Options	Price
Options outstanding
at beginning of year	2,471,825	$13.06	906,964	$15.09	919,639	$15.08
Granted	64,000	12.00	1,594,000	11.89	2,030	10.86
Forfeited	(81,412)	12.05	(16,966)	16.70	(10,180)	16.59
Expired	(29,420)	13.31	(3,390)	11.33	--	--
Exercised	(1,000)	11.85	(8,783)	4.07	(4,525)	8.23
Options outstanding
at end of year	2,423,993	$13.06	2,471,825	$13.06	906,964	$15.09

Summary Of Stock Options Outstanding And Exercisable

			Options Outstanding
				Weighted	Weighted
				Average	Average
			Number	Remaining	Exercise	Aggregate
Exercise			of Options	Contractual	Price per	Intrinsic
Price			Outstanding	Life (in years)	Share	Value
			(Dollars in thousands, except per share amounts)
$10.86	-	12.65	1,584,630	9.7	$11.89	$851
13.58	-	17.59	791,858	5.7	15.04	--
19.19			47,505	5.1	19.19	--
			2,423,993	8.3	$13.06	$851

			Options Exercisable
				Weighted	Weighted
				Average	Average
			Number	Remaining	Exercise	Aggregate
Exercise			of Options	Contractual	Price per	Intrinsic
Price			Exercisable	Life (in years)	Share	Value
			(Dollars in thousands, except per share amounts)
$10.86	-	12.65	393,618	9.2	$11.89	$212
13.58	-	17.59	769,226	5.6	15.06	--
19.19			47,505	5.1	19.19	--
			1,210,349	6.7	$14.19	$212

Summary Of Restricted Stock Activity

	2013		2012		2011
		Weighted		Weighted		Weighted
		Average		Average		Average
	Number	Grant Date	Number	Grant Date	Number	Grant Date
	of Shares	Fair Value	of Shares	Fair Value	of Shares	Fair Value
Unvested restricted stock
at beginning of year	510,861	$11.93	13,582	$14.90	23,762	$15.07
Granted	20,000	11.99	515,325	11.89	--	--
Vested	(129,023)	11.99	(18,046)	13.17	(10,180)	15.30
Forfeited	(15,675)	11.88	--	--	--	--
Unvested restricted stock
at end of year	386,163	$11.91	510,861	$11.93	13,582	$14.90